Warrants - Additional Information (Detail)					12 Months Ended
	Jul. 02, 2021 $ / shares	Dec. 04, 2020 $ / shares	Aug. 07, 2020 $ / shares	Jun. 17, 2020 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CAD ($) Warrants
Statement [Line Items]
Class of warrant or right, exercise price		$ 4.5	$ 2	$ 0.25
Bottom of range [member]
Statement [Line Items]
Class of warrant or right, exercise price					$ 2	$ 0.25
Top of range [member]
Statement [Line Items]
Class of warrant or right, exercise price					$ 4.5	4.5
Warrants [member]
Statement [Line Items]
Class of warrant or right, exercise price	$ 4.6		$ 2
Class of warrant or right, expiry date	Jan. 02, 2023	Jun. 04, 2022
Warrants [member] | Key management personnel of entity or parent [member]
Statement [Line Items]
Warrants issued | Warrants							165,000
Warrants issued during period value | $							$ 287,230
Warrants [member] | Key management personnel of entity or parent [member] | Bottom of range [member]
Statement [Line Items]
Class of warrant or right, exercise price						1.51
Class of warrant or right, expiry date							Aug. 13, 2021
Warrants [member] | Key management personnel of entity or parent [member] | Top of range [member]
Statement [Line Items]
Class of warrant or right, exercise price						7.6
Class of warrant or right, expiry date							Dec. 21, 2021
Advisory Warrants [Member] | Key management personnel of entity or parent [member]
Statement [Line Items]
Warrants issued | Warrants							500,000
Warrants issued during period value | $							$ 80,324
Advisory Warrants [Member] | Key management personnel of entity or parent [member] | Bottom of range [member]
Statement [Line Items]
Class of warrant or right, exercise price						0.25
Advisory Warrants [Member] | Key management personnel of entity or parent [member] | Top of range [member]
Statement [Line Items]
Class of warrant or right, exercise price						$ 0.62